Offerings - Offering: 1	Aug. 05, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	10,401,959
Proposed Maximum Offering Price per Unit	0.3415
Maximum Aggregate Offering Price	$ 3,552,269.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 524.31
Offering Note	Covers Class A common stock, par value $0.0001 per share, of MultiPlan Corporation ("Common Stock"); Calculated pursuant to Rule 457(h)(1) and Rule 457(c) under the Securities Act based on a price of $0.3415 per share of Common Stock, which is the average of the high and low price per share of Common Stock as reported by the New York Stock Exchange on August 2, 2024.